Significant Accounting Policies (Details 6) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short term deferred government grant	$ 431,097	$ 719,081
Long term deferred government grant	4,068,602	3,388,913
Reclassification
Short term deferred government grant		(1,111,485)
Long term deferred government grant		$ 1,111,485